Leases (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Detailed Information about in Right of Use Assets

(a)	Right-of-use assets

	Buildings	Others	Total
	RMB million
Cost
As at 1 January 2022	5,370	2	5,372
Additions	639	1	640
Deductions	(1,808)	—	(1,808)

As at 31 December 2022	4,201	3	4,204

Accumulated depreciation
As at 1 January 2022	(2,853)	(1)	(2,854)
Charge for the year	(1,138)	(1)	(1,139)
Deductions	1,599	—	1,599

As at 31 December 2022	(2,392)	(2)	(2,394)

Impairment
As at 1 January 2022	—	—	—

As at 31 December 2022	—	—	—

Net book value
As at 1 January 2022	2,517	1	2,518

As at 31 December 2022	1,809	1	1,810

	Buildings	Others	Total
	RMB million
Cost
As at 1 January 2021	5,430	2	5,432
Additions	972	1	973
Deductions	(1,032)	(1)	(1,033)

As at 31 December 2021	5,370	2	5,372

Accumulated depreciation
As at 1 January 2021	(2,355)	(1)	(2,356)
Charge for the year	(1,410)	(1)	(1,411)
Deductions	912	1	913

As at 31 December 2021	(2,853)	(1)	(2,854)

Impairment
As at 1 January 2021	—	—	—

As at 31 December 2021	—	—	—

Net book value
As at 1 January 2021	3,075	1	3,076

As at 31 December 2021	2,517	1	2,518

The Group had no significant profit or loss from subleasing
right-of-use
assets or sale and leaseback transactions for the year ended 31 December 2022 (2021: same).
The Group’s
right-of-use
assets include the above assets and land use rights disclosed in Note 14.

Detailed Information about in Recognized Profit or Loss Leases
(b)	The amounts recognised in profit or loss in relation to leases are as follows:

	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Interest on lease liabilities	74	96
Depreciation charge of right-of-use assets	1,139	1,411
Expense relating to short-term leases	324	333
Expense relating to leases of low-value assets (except for short-term lease liabilities)	—	1

Total	1,537	1,841